Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in goodwill
End of period	$ 309,102,000	$ 308,821,000
Successor [Member]
Changes in goodwill
Beginning of period	308,821,000
Foreign currency translation	300,000	(700,000)
End of period	309,102,000	308,821,000
Successor [Member] | UCI Acquisition [Member]
Changes in goodwill
Goodwill resulting from acquisition		308,900,000
Successor [Member] | FRAM China acquisition [Member]
Changes in goodwill
Goodwill resulting from acquisition		$ 600,000